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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2016 (Unaudited)

CORPORATE BONDS - 60.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 11.9%
Hanesbrands, Inc.	6.375%	12/15/20	$2,230,000	$2,308,050
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,290,865
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,323,326
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,406,490
				9,328,731
Consumer Staples - 3.1%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	2,170,000	2,401,261

Energy - 8.5%
Boardwalk Pipelines, LLC	5.875%	11/15/16	1,500,000	1,502,868
Boardwalk Pipelines, LLC	5.500%	02/01/17	500,000	506,070
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,164,500
Transocean, Inc.	5.800%	12/15/16	2,439,000	2,456,122
				6,629,560
Financials - 11.7%
American Financial Group, Inc.	9.875%	06/15/19	800,000	973,713
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,387,427
Genworth Holdings, Inc.	6.515%	05/22/18	1,397,000	1,353,343
Goldman Sachs Group, Inc. (a)	1.433%	12/15/17	820,000	819,960
Icahn Enterprises Finance Corp.	3.500%	03/15/17	2,300,000	2,294,250
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,308,625
				9,137,318
Health Care - 3.1%
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,418,720

Industrials - 6.3%
Caterpillar, Inc.	7.900%	12/15/18	708,000	824,083
Eaton Corp.	1.500%	11/02/17	1,691,000	1,696,623
United Rentals North America, Inc.	7.375%	05/15/20	2,290,000	2,381,600
				4,902,306
Information Technology - 6.5%
Avnet, Inc.	6.625%	09/15/16	632,000	643,007
FLIR Systems, Inc.	3.750%	09/01/16	2,172,000	2,189,139
Xerox Corp.	6.350%	05/15/18	2,110,000	2,268,149
				5,100,295
Materials - 6.2%
Sherwin-Williams Co.	1.350%	12/15/17	2,430,000	2,434,969
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,402,875
				4,837,844

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.4% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 3.1%
América Móvil S.A.B de C.V.	2.375%	09/08/16	$2,400,000	$2,411,129

Total Corporate Bonds (Cost $47,006,785)				$47,167,164

CONVERTIBLE CORPORATE BONDS - 26.9%	Coupon	Maturity	Par Value	Value
Energy - 4.7%
Chesapeake Energy Corp.	2.500%	05/15/37	$2,600,000	$2,236,000
Hornbeck Offshore Services, Inc.	1.500%	09/01/19	2,370,000	1,451,625
				3,687,625
Financials - 10.2%
Ares Capital Corp	4.875%	03/15/17	1,800,000	1,845,000
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	1,998,750
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,949,400
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,148,453
				7,941,603
Industrials - 2.4%
Horsehead Holding Corp.	3.800%	07/01/17	1,375,000	29,219
Trinity Industries, Inc.	3.875%	06/01/36	1,700,000	1,856,187
				1,885,406
Information Technology - 6.1%
Bridgeline Digital, Inc. (b)(c)	11.500%	03/01/17	1,000,000	855,782
Intel Corp.	2.950%	12/15/35	1,400,000	1,733,375
LinkedIn Corp.	0.500%	11/01/19	2,350,000	2,194,313
				4,783,470
Materials - 3.5%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,713,650

Total Convertible Corporate Bonds (Cost $23,066,302)				$21,011,754

BANK DEBT - 2.5%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	4.437%	05/20/16	$327,273	$327,339
NCP Finance Limited Partnership (a)(b)(c)	6.250%	09/30/16	127,273	127,448
NCP Finance Limited Partnership (a)(c)	11.000%	09/30/18	1,700,000	1,530,000
Total Bank Debt (Cost $2,121,990)				$1,984,787

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 4.1%	Shares	Value
Capital One Financial Corp., $42.074, expires 11/14/18	13,200	$409,860
First Financial Bancorp, $12.202, expires 12/23/18	67,850	522,445
Hartford Financial Services Group, Inc., $9.197, expires 06/26/19	45,200	1,669,236
Lincoln National Corp., $10.255, expires 07/10/19	16,260	572,189
Total Warrants (Cost $1,659,481)		$3,173,730

MONEY MARKET FUNDS - 4.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (d) (Cost $3,799,526)	3,799,526	$3,799,526

Total Investments at Value - 98.8% (Cost $77,654,084)		$77,136,961

Other Assets in Excess of Liabilities - 1.2%		929,590

Net Assets - 100.0%		$78,066,551

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2016.
(b)
Security has been fair valued in good faith by the Advisor in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $1,310,569 at April 30, 2016, representing 1.7% of net assets (Note 2).

(c)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2016 was $2,840,569, representing 3.6% of net assets.
(d)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 2.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	06/30/17	$2,200,000	$2,202,493
U.S. Treasury Notes	1.500%	08/31/18	1,490,000	1,513,165
Total U.S. Treasury Obligations (Cost $3,699,705)				$3,715,658

CORPORATE BONDS - 91.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 14.2%
AutoZone, Inc.	6.950%	06/15/16	$3,748,000	$3,773,393
Gannet Co., Inc.	5.125%	07/15/20	1,375,000	1,431,719
Hanesbrands, Inc.	6.375%	12/15/20	4,300,000	4,450,500
Macy’s Retail Holdings, Inc.	5.900%	12/01/16	707,000	726,319
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,353,743
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,646,653
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,835,343
				22,217,670
Consumer Staples - 12.2%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	3,756,000	4,156,284
General Mills, Inc.	1.400%	10/20/17	4,770,000	4,793,669
Kraft Foods Group, Inc.	2.250%	06/05/17	4,252,000	4,294,711
Kroger Co. (The)	2.200%	01/15/17	2,800,000	2,821,823
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,617,480
Safeway, Inc.	3.400%	12/01/16	271,000	270,323
				18,954,290
Energy - 10.5%
Boardwalk Pipelines, LLC	5.875%	11/15/16	2,300,000	2,304,398
Boardwalk Pipelines, LLC	5.500%	02/01/17	1,500,000	1,518,210
Chesapeake Energy Corp.	8.000%	12/15/22	4,365,000	2,968,200
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	4,495,500
Transocean, Inc.	5.800%	12/15/16	5,060,000	5,095,521
				16,381,829
Financials - 16.2%
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,464,221
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	563,014
CNA Financial Corp.	6.950%	01/15/18	50,000	53,806
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	299,202
Genworth Holdings, Inc.	6.515%	05/22/18	2,200,000	2,131,250
Goldman Sachs Group, Inc. (a)	1.433%	12/15/17	4,880,000	4,879,761
Hartford Financial Services Group, Inc.	6.300%	03/15/18	158,000	169,803
Icahn Enterprises Finance Corp.	3.500%	03/15/17	4,900,000	4,887,750
Jefferies Group, LLC	5.125%	04/13/18	4,000,000	4,157,716
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	296,893

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS – 91.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.2% (Continued)
Voya Holdings, Inc.	7.250%	08/15/23	$25,000	$30,426
Weyerhaeuser Co.	6.950%	08/01/17	1,659,000	1,754,299
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,516,875
				25,205,016
Health Care - 7.8%
Actavis Funding SCS	1.850%	03/01/17	5,000,000	5,017,415
Teva Pharmaceutical Finance Company B.V.	2.400%	11/10/16	4,750,000	4,784,974
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,418,720
				12,221,109
Industrials - 8.5%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,813,130
Eaton Corp.	1.500%	11/02/17	4,700,000	4,715,627
United Rentals North America, Inc.	7.375%	05/15/20	4,520,000	4,700,800
				13,229,557
Information Technology - 9.3%
Avnet, Inc.	6.625%	09/15/16	4,761,000	4,843,917
FLIR Systems, Inc.	3.750%	09/01/16	4,900,000	4,938,666
Xerox Corp.	6.350%	05/15/18	4,337,000	4,662,067
				14,444,650
Materials - 5.6%
Sherwin-Williams Co.	1.350%	12/15/17	4,000,000	4,008,180
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,710,658
				8,718,838
Telecommunication Services - 7.0%
América Móvil S.A.B de C.V.	2.375%	09/08/16	5,000,000	5,023,185
AT&T, Inc.	2.400%	08/15/16	3,500,000	3,516,576
Qwest Corp.	8.375%	05/01/16	2,450,000	2,450,000
				10,989,761
Utilities - 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,042

Total Corporate Bonds (Cost $143,714,237)				$142,378,762

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS - 2.2%	Coupon	Maturity	Par Value	Value
Information Technology - 2.2%
Intel Corp. (Cost $3,320,649)	2.950%	12/15/35	$2,800,000	$3,466,750

BANK DEBT - 0.8%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)(d)	4.437%	05/20/16	$400,000	$400,081
NCP Finance Limited Partnership (a)(c)(d)	6.250%	09/30/16	155,556	155,769
NCP Finance Limited Partnership (a)(d)	11.000%	09/30/18	800,000	720,000
Total Bank Debt (Cost $1,340,235)				$1,275,850

PREFERRED STOCKS - 1.6%			Shares	Value
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)			135,000	$2,439,450

MONEY MARKET FUNDS - 0.4%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (e) (Cost $664,009)			664,009	$664,009

Total Investments at Value - 98.7% (Cost $155,684,905)				$153,940,479

Other Assets in Excess of Liabilities - 1.3%				2,016,869

Net Assets - 100.0%				$155,957,348

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2016.
(b)	Percentage rounds to less than 0.1%.
(c)
Security has been fair valued in good faith by the Advisor in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $555,850 at April 30, 2016, representing 0.4% of net assets (Note 2).

(d)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2016 was $1,275,850, representing 0.8% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2016 (Unaudited)

1. Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) typically use a pricing service to determine the value of their fixed income securities. The pricing service will utilize electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain other fixed income securities, including convertible bonds, and bank debt held by the Funds are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2016 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$47,167,164	$-	$47,167,164
Convertible Corporate Bonds	-	20,155,972	855,782	21,011,754
Bank debt	-	1,530,000	454,787	1,984,787
Warrants	3,173,730	-	-	3,173,730
Money Market Funds	3,799,526	-	-	3,799,526
Total	$6,973,256	$68,853,136	$1,310,569	$77,136,961

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,715,658	$-	$3,715,658
Corporate Bonds	-	142,378,762	-	142,378,762
Convertible Corporate Bonds	-	3,466,750	-	3,466,750
Bank debt	-	720,000	555,850	1,275,850
Preferred Stocks	2,439,450	-	-	2,439,450
Money Market Funds	664,009	-	-	664,009
Total	$3,103,459	$150,281,170	$555,850	$153,940,479

As of April 30, 2016, the Funds did not have any transfers into and out of any Level. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2016.

Income and Appreciation Fund
Investments in Securities	Balance as of July 31, 2015	Purchases	Sales	Balance as of April 30, 2016	Net change in unrealized app/dep attributable to Level 3 investments held at April 30, 2016

Convertible Corporate Bonds	$1,000,000	$-	$-	$855,782	$(144,218)

Bank debt	950,562	1,563,637	(2,059,652)	454,787	240

Convertible Preferred Stocks	364,173	-	(364,173)	-	-

Total	$2,314,735	$1,563,637	$(2,423,825)	$1,310,569	$(143,978)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Income Fund
Investments in Securities	Balance as of July 31, 2015	Purchases	Sales	Balance as of April 30, 2016	Net change in unrealized app/dep attributable to Level 3 investments held at April 30, 2016

Bank debt	$1,161,798	$1,911,111	$(2,517,354)	$555,850	$295

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

Income and Appreciation Fund
	Fair Value at April 30, 2016	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs

Convertible Corporate Bonds	$855,782	DCF Model	Discount Rate	30.56%	N/	A
Bank Debt	$454,787	DCF Model	Discount Rate	4.50-5.93%	4.90%

Income Fund
	Fair Value at April 30, 2016	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs

Bank Debt	$555,850	DCF Model	Discount Rate	4.50-5.93%	4.90%

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.

There were no derivative instruments held by the Funds during the period ended April 30, 2016.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2016:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund

Tax cost of portfolio investments	$77,654,084	$155,684,905
Gross unrealized appreciation	$2,860,479	$1,312,146
Gross unrealized depreciation	(3,377,602)	(3,056,572)
Net unrealized depreciation on investments	$(517,123)	$(1,744,426)

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2016, the Income and Appreciation Fund had 26.0% of the value of its net assets invested in securities within the Financials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 10, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	June 10, 2016

* Print the name and title of each signing officer under his or her signature.